UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05407

                             Trust for Credit Unions
               (Exact name of registrant as specified in charter)

                               4400 Computer Drive
                              Westborough, MA 01581
               (Address of principal executive offices) (Zip code)

                                                Copies to:

                                                Mary Jo Reilly, Esq.
Jay Johnson                                     Drinker Biddle & Reath LLP
Callahan Financial Services, Inc.               One Logan Square
1001 Connecticut Avenue NW, Suite 1001          18th and Cherry Streets
Washington, DC 20036                            Philadelphia, PA 19103
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 342-5828

                       Date of fiscal year end: August 31

                   Date of reporting period: November 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



TRUST FOR CREDIT UNIONS
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

PAR VALUE                                                               VALUE
---------                                                           ------------
CERTIFICATES OF DEPOSIT - 1.41%
$ 10,000,000   Bank of America N.A. TLGP
               0.099%, 12/11/09 (a)                                 $ 10,000,000
                                                                    ------------
               TOTAL CERTIFICATES OF DEPOSIT
               (Cost $10,000,000)                                     10,000,000
                                                                    ------------
U.S. GOVERNMENT AGENCY SECURITIES - 46.25%
               FEDERAL HOME LOAN BANK - 21.48%
   2,000,000   0.083%, 12/17/09 (a)                                    2,000,032
  25,000,000   0.154%, 12/28/09 (a)                                   24,999,156
  10,000,000   0.481%, 01/15/10 (a)                                   10,000,000
   2,000,000   0.235%, 02/19/10 (a)                                    2,000,629
  25,000,000   1.000%, 03/02/10                                       24,997,627
  25,000,000   0.900%, 04/07/10                                       24,995,261
  40,000,000   0.004%, 04/13/10 (a)                                   39,999,271
  13,000,000   0.600%, 06/21/10                                       12,993,172
   1,600,000   0.500%, 10/22/10                                        1,600,000
   5,000,000   0.147%, 05/13/11 (a)                                    4,996,324
   4,200,000   0.186%, 05/25/11 (a)                                    4,198,134
                                                                    ------------
                                                                     152,779,606
                                                                    ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.14%
  10,000,000   0.142%, 12/23/09 (a)                                    9,999,769
  25,000,000   1.010%, 02/04/10 (b)                                   24,954,861
   5,000,000   0.421%, 02/08/10 (b)                                    4,995,975
  15,000,000   0.180%, 05/18/10 (b)                                   14,987,400
     300,000   0.141%, 02/01/11 (a)                                      299,749
     100,000   0.379%, 03/09/11 (a)                                      100,175
  10,158,000   0.350%, 04/01/11 (a)                                   10,176,370
  11,250,000   0.334%, 04/07/11 (a)                                   11,269,017
     400,000   0.189%, 05/04/11 (a)                                      399,878
   4,600,000   0.208%, 08/05/11 (a)                                    4,599,054
   4,500,000   0.639%, 09/22/11 (a)                                    4,533,120
                                                                    ------------
                                                                      86,315,368
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.63%
  25,000,000   0.450%, 12/29/09 (a)                                   24,999,617
  20,000,000   0.492%, 01/11/10 (b)                                   19,988,839
  10,000,000   0.321%, 01/14/10 (b)                                    9,996,089
   1,850,000   0.218%, 02/12/10 (a)                                    1,850,482
   8,000,000   0.543%, 07/12/10 (b)                                    7,973,240
  25,000,000   0.174%, 07/13/10 (a)                                   24,995,381
      50,000   0.153%, 05/13/11 (a)                                       49,964
                                                                    ------------
                                                                      89,853,612
                                                                    ------------
               TOTAL U.S. GOVERNMENT AGENCY SECURITIES
               (Cost $328,948,586)                                   328,948,586
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 2.53%
               UNITED STATES TREASURY BILLS - 2.53%
   1,400,000   0.240%, 03/04/10                                        1,399,132
   2,000,000   0.125%, 04/08/10                                        1,999,111
   6,900,000   0.130%, 04/08/10                                        6,896,811
   2,300,000   0.140%, 04/15/10                                        2,298,793
   5,400,000   0.145%, 05/06/10                                        5,396,533
                                                                    ------------
                                                                      17,990,380
                                                                    ------------
               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $17,990,380)                                     17,990,380
                                                                    ------------

PAR VALUE                                                               VALUE
---------                                                           ------------
REPURCHASE AGREEMENTS - 49.78%
$100,000,000   Deutsche Bank, 0.17%, Dated 11/30/09,
               matures 12/01/09, repurchase price $100,000,472,
               (collateralized by U.S. Government Agency
               Obligations, with interest rates of 4.50% to 7.00%
               due 09/01/19 to 06/01/39, total market value
               $101,506,265).                                       $100,000,000
 100,000,000   Morgan Stanley, 0.16%, Dated 11/30/09, matures
               12/01/09, repurchase price $100,000,444,
               (collateralized by U.S. Government Agency
               Obligations, with interest rates of 4.50% to 8.00%
               due 11/01/18 to 11/01/39, total market value
               $102,371,299).                                        100,000,000
  15,000,000   Morgan Stanley, 0.18%, Dated 11/30/09, matures
               12/01/09, repurchase price $15,000,075,
               (collateralized by U.S. Government Agency
               Obligations, with interest rates of 4.50% to 8.00%
               due 11/01/18 to 11/01/39, total market value
               $15,355,695).                                          15,000,000
  75,100,000   UBS, 0.17%, Dated 11/30/09, matures 12/01/09,
               repurchase price $75,100,355, (collateralized by
               U.S. Government Agency Obligations, with interest
               rates of 6.00% to 7.00% due 07/01/37 to 01/01/38,
               total market value $76,603,909).                       75,100,000
  64,000,000   UBS, 0.20%, Dated 11/30/09, matures 12/01/09,
               repurchase price $64,000,356, (collateralized by
               U.S. Government Agency Obligations, with interest
               rates of 5.00% to 6.00% due 01/01/38 to 04/01/39,
               total market value $65,283,575).                       64,000,000
                                                                    ------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $354,100,000)                                   354,100,000
                                                                    ------------
               TOTAL INVESTMENTS - 99.97%
               (Cost $711,038,966)                                   711,038,966
                                                                    ------------
               NET OTHER ASSETS AND LIABILITIES - 0.03%                  243,453
                                                                    ------------
               NET ASSETS - 100.00%                                 $711,282,419
                                                                    ============

----------
(a) Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2009. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  Discount Note. Rate shown is yield at time of purchase.

TLGP - Temporary Liquidity Guarantee Program

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

PAR VALUE                                                               VALUE
---------                                                           ------------
ASSET-BACKED SECURITIES - 0.53%
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.53%
$    278,820   Series 2001-W4, Class AV1
               0.516%, 02/25/32 (a)                                 $    252,348
     451,238   Series 2002-W2, Class AV1
               0.496%, 06/25/32 (a)                                      381,888
   1,529,351   Series 2002-T7, Class A1
               0.456%, 07/25/32 (a)                                    1,379,016
                                                                    ------------
               TOTAL ASSET-BACKED SECURITIES
               (Cost $2,259,670)                                       2,013,252
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.42%
               FEDERAL HOME LOAN MORTGAGE CORPORATION
                  REMIC - 0.27%
      35,770   Series 1009, Class D
               0.850%, 10/15/20 (a)                                       35,956
     114,982   Series 1066, Class P
               1.150%, 04/15/21 (a)                                      116,370
     179,289   Series 1222, Class P
               3.090%, 03/15/22 (a) (b)                                  185,564
     395,993   Series 1250, Class J
               7.000%, 05/15/22 (b)                                      438,730
     190,324   Series 1448, Class F
               1.650%, 12/15/22 (a) (d)                                  195,017
      52,864   Series 1720, Class PJ
               7.250%, 01/15/24 (b)                                       52,982
                                                                    ------------
                                                                       1,024,619
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION
                  REMIC - 3.14%
   1,324,226   Series 1993-225, Class WC
               6.500%, 12/25/13 (b)                                    1,393,754
     704,569   Series 1990-145, Class A
               2.053%, 12/25/20 (a)                                      711,564
     910,159   Series 1991-67, Class J
               7.500%, 08/25/21 (b)                                    1,017,074
     795,915   Series 1992-137, Class F
               1.250%, 08/25/22 (a)                                      808,414
     909,966   Series 1993-27, Class F
               1.400%, 02/25/23 (a) (c)                                  927,299
     406,876   Series 1998-21, Class F
               0.740%, 03/25/28 (a)                                      405,733
     795,545   Series 2000-16, Class ZG
               8.500%, 06/25/30 (d)                                      880,808
     910,341   Series 2000-32, Class Z
               7.500%, 10/18/30                                        1,022,069
   1,772,543   Series 2001-60, Class OF
               1.186%, 10/25/31 (a)                                    1,794,851
     590,848   Series 2001-70, Class OF
               1.186%, 10/25/31 (a)                                      596,809
   2,419,301   Series 2008-22, Class FD
               1.076%, 04/25/48 (a)                                    2,404,889
                                                                    ------------
                                                                      11,963,264
                                                                    ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
      52,449   Series 2001-10, Class PD
               6.500%, 08/16/30 (b)                                       52,551
                                                                    ------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $12,888,931)                                     13,040,434
                                                                    ------------
MORTGAGE-BACKED OBLIGATIONS - 19.69%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.34%
     364,587   3.839%, 02/01/18 (a)                                      370,825

PAR VALUE                                                               VALUE
---------                                                           ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION -
                  (CONTINUED)
$    455,425   4.735%, 11/01/18 (a)                                 $    467,192
   2,008,730   6.868%, 11/01/19 (a)                                    2,127,999
     211,630   2.963%, 11/01/22 (a)                                      215,434
      96,184   4.453%, 11/01/22 (a)                                       97,873
     138,282   3.906%, 10/01/24 (a)                                      142,334
     268,763   4.960%, 10/01/25 (a)                                      277,671
     788,877   5.481%, 08/01/28 (a)                                      835,470
      92,174   2.858%, 07/01/29 (a)                                       93,375
     459,905   3.236%, 05/01/31 (a)                                      479,771
                                                                    ------------
                                                                       5,107,944
                                                                    ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION
                  GOLD - 3.53%
      17,784   6.500%, 11/01/10                                           18,334
     333,525   6.500%, 09/01/13                                          359,716
     301,127   6.500%, 10/01/13                                          325,197
      99,384   6.500%, 05/01/14                                          107,374
     118,819   6.500%, 06/01/14                                          128,298
     561,600   6.000%, 12/01/14                                          594,048
     467,307   8.000%, 12/01/15                                          509,160
     490,705   6.000%, 03/01/16                                          522,197
      99,314   6.500%, 07/01/16                                          107,298
     884,146   5.000%, 10/01/17                                          948,622
     980,221   5.000%, 11/01/17                                        1,050,840
   1,604,674   5.000%, 01/01/18                                        1,722,072
   1,048,693   5.000%, 02/01/18                                        1,126,022
   3,874,962   5.000%, 03/01/18                                        4,159,983
     883,104   5.500%, 01/01/20                                          953,760
     381,531   5.500%, 05/01/20                                          412,057
     342,109   5.500%, 07/01/20                                          369,481
      31,193   4.500%, 07/01/23                                           32,730
                                                                    ------------
                                                                      13,447,189
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.29%
      76,849   5.028%, 10/01/13 (a)                                       77,548
     313,857   8.500%, 04/01/16                                          332,018
     157,166   5.066%, 07/01/17 (a)                                      162,792
     133,832   2.533%, 11/01/17 (a)                                      134,971
     193,391   2.777%, 11/01/17 (a)                                      196,001
     117,500   3.027%, 11/01/17 (a)                                      119,816
     294,282   2.865%, 03/01/18 (a)                                      298,047
      72,110   2.809%, 05/01/18 (a)                                       73,173
     114,135   6.133%, 06/01/18 (a)                                      117,544
   1,561,389   2.757%, 10/01/18 (a)                                    1,584,621
      56,730   3.025%, 02/01/19 (a)                                       58,103
     106,788   2.975%, 05/01/19 (a)                                      108,321
     136,845   5.000%, 07/01/19                                          146,405
     281,229   5.000%, 08/01/19                                          300,875
     865,090   5.000%, 09/01/19                                          925,557
   1,047,035   5.000%, 10/01/19                                        1,120,175
   1,014,404   5.000%, 11/01/19                                        1,085,266
   1,676,294   5.000%, 12/01/19                                        1,793,395
     152,923   6.864%, 12/01/19 (a)                                      157,954
     253,794   2.776%, 01/01/20 (a)                                      255,434
     507,093   5.000%, 01/01/20                                          542,468
     296,450   5.000%, 02/01/20                                          317,158
     150,905   2.554%, 05/01/20 (a)                                      150,267
     447,802   5.719%, 05/01/20 (a)                                      474,390
      25,394   5.000%, 07/01/20                                           27,168
     732,073   6.475%, 02/01/22 (a)                                      775,539
      83,011   4.722%, 01/01/23 (a)                                       85,863
      80,116   4.500%, 04/01/23                                           84,217
     263,072   3.848%, 03/01/24 (a)                                      269,482
      37,807   3.860%, 04/01/25 (a)                                       39,426

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 2009 (UNAUDITED)

PAR VALUE                                                               VALUE
---------                                                           ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$    354,024   5.676%, 10/01/25 (a)                                 $    375,044
     798,876   3.930%, 02/01/27 (a)                                      823,008
     255,044   2.665%, 07/01/27 (a)                                      259,554
     400,619   2.733%, 07/01/27 (a)                                      409,470
     397,865   4.674%, 01/01/29 (a)                                      414,276
      98,831   4.652%, 02/01/29 (a)                                      102,908
   7,331,659   3.025%, 08/01/29 (a)                                    7,518,580
     109,452   3.013%, 07/01/31 (a)                                      113,559
     206,771   2.735%, 07/01/32 (a)                                      214,929
      71,088   3.380%, 07/01/32 (a)                                       73,928
     337,095   3.748%, 09/01/32 (a)                                      351,406
     974,235   3.713%, 01/01/33 (a)                                    1,005,643
     169,880   3.055%, 06/01/33 (a)                                      175,957
   2,877,142   4.612%, 08/01/33 (a)                                    2,995,825
   1,250,202   2.616%, 04/01/34 (a)                                    1,288,270
     595,975   2.522%, 07/01/34 (a)                                      612,554
   1,025,109   2.522%, 08/01/34 (a)                                    1,053,613
   4,428,782   3.927%, 04/01/37 (a)                                    4,590,561
   6,023,220   5.819%, 07/01/37 (a)                                    6,348,098
   4,713,626   6.683%, 09/01/37 (a)                                    5,017,068
   3,423,666   6.500%, 11/01/37                                        3,705,422
   1,330,567   2.522%, 08/01/44 (a)                                    1,367,809
                                                                    ------------
                                                                      50,631,476
                                                                    ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.53%
     109,018   7.000%, 04/15/26                                          121,386
     498,116   3.500%, 04/20/34 (a)                                      519,778
   2,554,778   3.250%, 06/20/34 (a)                                    2,628,654
   2,449,115   3.625%, 08/20/34 (a)                                    2,539,531
                                                                    ------------
                                                                       5,809,349
                                                                    ------------
               TOTAL MORTGAGE-BACKED OBLIGATIONS
               (Cost $73,332,734)                                     74,995,958
                                                                    ------------
AGENCY DEBENTURES - 60.27%
               Federal Home Loan Mortgage Corp
   4,000,000   1.750%, 02/09/11                                        4,009,404
               Federal Home Loan Mortgage Corp
  12,100,000   2.000%, 02/25/11                                       12,138,139
               Federal Home Loan Mortgage Corp
  34,000,000   2.050%, 03/09/11                                       34,136,340
               Federal Home Loan Mortgage Corp
  81,500,000   2.000%, 03/16/11                                       81,803,425
               Federal Home Loan Mortgage Corp
   5,000,000   0.334%, 04/07/11 (a)                                    5,008,395
               Federal Home Loan Mortgage Corp
   7,300,000   0.500%, 07/27/11                                        7,302,241
               Federal Home Loan Mortgage Corp
   7,600,000   1.750%, 07/27/11                                        7,640,386
               Federal Home Loan Mortgage Corp
   5,600,000   4.500%, 04/02/14                                        6,147,982
               Federal National Mortgage Association
   6,400,000   2.000%, 02/11/11                                        6,421,485
               Federal National Mortgage Association
   9,000,000   2.000%, 03/02/11                                        9,039,474
               Federal National Mortgage Association
  10,425,000   2.000%, 04/01/11                                       10,485,632
               Federal National Mortgage Association
  13,800,000   2.050%, 04/01/11                                       13,882,565
               Federal National Mortgage Association
  12,700,000   1.750%, 04/15/11                                       12,751,905

PAR VALUE                                                               VALUE
---------                                                           ------------
               Federal National Mortgage Association
$  5,000,000   4.550%, 01/04/13                                     $  5,017,010
               Federal National Mortgage Association
   6,135,000   5.130%, 12/18/17                                        6,147,816
               Small Business Administration
     192,853   1.075%, 03/25/14 (a)                                      191,947
               Sri Lanka Government Aid Bond
   7,500,000   2.535%, 11/01/24 (a)                                    7,500,000
                                                                    ------------
               TOTAL AGENCY DEBENTURES
               (Cost $229,433,079)                                   229,624,146
                                                                    ------------
REPURCHASE AGREEMENT - 15.72%
  59,900,000   UBS, 0.15%, Dated 11/30/09, matures 12/01/09,
               repurchase price $59,900,250, (collateralized by a
               U.S. Treasury Note with an interest rate of 2.63%
               due 06/30/14, total market value $61,098,517)          59,900,000
                                                                    ------------
               TOTAL REPURCHASE AGREEMENT
               (Cost $59,900,000)                                     59,900,000
                                                                    ------------
               TOTAL INVESTMENTS - 99.63%
               (Cost $377,814,414) (e)                               379,573,790
                                                                    ------------
               NET OTHER ASSETS AND LIABILITIES - 0.37%                1,408,592
                                                                    ------------
               NET ASSETS - 100.00%                                 $380,982,382
                                                                    ============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2009. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  The security has Support collateral.

(d)  This security has Sequential collateral.

(e) Cost for U.S. federal income tax purposes is $377,814,414. As of November 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,238,315 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $478,939.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2009 (UNAUDITED)

PAR VALUE                                                               VALUE
---------                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.47%
               FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC -
                  3.32%
$  3,584,391   Series 3284, Class CA
               5.000%, 10/15/21                                     $  3,789,033
     444,089   Series 1448, Class F
               1.650%, 12/15/22 (a) (c)                                  455,039
      26,432   Series 1720, Class PJ
               7.250%, 01/15/24 (b)                                       26,491
     814,873   Series 1980, Class Z
               7.000%, 07/15/27 (c)                                      903,179
   4,498,837   Series 2236, Class Z
               8.500%, 06/15/30 (c)                                    5,179,672
                                                                    ------------
                                                                      10,353,414
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC -
                  3.15%
     348,393   Series 2001-42, Class HG
               10.000%, 09/25/16                                         396,062
     168,782   Series 1988-12, Class A
               6.050%, 02/25/18 (a)                                      172,292
   4,952,147   Series 2007-36, Class AB
               5.000%, 11/25/21                                        5,229,891
   1,013,523   Series G92-44, Class Z
               8.000%, 07/25/22                                        1,137,781
   2,887,553   Series 2008-22, Class FD
               1.076%, 04/25/48 (a)                                    2,870,351
                                                                    ------------
                                                                       9,806,377
                                                                    ------------
               PRIVATE - 4.00%
               Adjustable Rate Mortgage Trust
     850,604   Series 2004-4, Class 1A1
               3.301%, 03/25/35 (a)                                      685,913
               Banc of America Mortgage Securities
     163,020   Series 2004-D, Class 1A1
               3.878%, 05/25/34 (a)                                      144,064
               BCAP LLC Trust
     394,751   Series 2006-RR1, Class CF
               0.876%, 11/25/36 (a)                                      336,326
               Countrywide Home Loans
      40,433   Series 2003-37, Class 1A1
               3.851%, 08/25/33 (a)                                       33,216
               Indymac Index Mortgage Loan Trust
     636,729   Series 2004-AR4, Class 1A
               3.850%, 08/25/34 (a) (c)                                  422,781
               Merrill Lynch Mortgage Investors, Inc.
      98,558   Series 2003-A4, Class 1A
               3.784%, 07/25/33 (a)                                       88,856
               Salomon Brothers Mortgage Securities VII, Inc.
      92,641   Series 1994-20, Class A
               4.144%, 12/25/24 (a)                                       89,291
               Structured Adjustable Rate Mortgage Loan
     158,999   Series 2004-2, Class 2A
               3.748%, 03/25/34 (a)                                      129,722
     297,524   Series 2004-5, Class 1A
               3.142%, 05/25/34 (a) (c)                                  256,764
               Structured Asset Securities Corp.
   1,117,441   Series 2003-34A, Class 3A3
               3.107%, 11/25/33 (a)                                      901,627
               Washington Mutual Mortgage
               Pass-Through Certificates
     685,837   Series 2003-AR6, Class A1
               3.051%, 06/25/33 (a)                                      637,958
   4,424,213   Series 2005-AR12, Class 1A8
               4.825%, 10/25/35 (a)                                    3,772,519

PAR VALUE                                                               VALUE
---------                                                           ------------
               PRIVATE - (CONTINUED)
               Wells Fargo Mortgage Backed
               Securities Trust
$  5,419,250   Series 2005-AR4, Class 2A2
               4.338%, 04/25/35 (a)                                 $  4,973,392
                                                                    ------------
                                                                      12,472,429
                                                                    ------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $33,999,020)                                     32,632,220
                                                                    ------------
MORTGAGE-BACKED OBLIGATIONS - 32.36%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.46%
   1,524,350   4.778%, 01/01/34 (a)                                    1,579,941
     896,755   3.302%, 09/01/34 (a)                                      931,656
   1,408,555   3.233%, 10/01/34 (a)                                    1,481,354
     409,053   3.838%, 11/01/34 (a)                                      426,011
   3,056,868   3.955%, 08/01/35 (a)                                    3,150,778
   3,064,457   5.155%, 05/01/36 (a)                                    3,221,631
                                                                    ------------
                                                                      10,791,371
                                                                    ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD -
                  7.90%
       8,103   7.000%, 03/01/12                                            8,505
     119,150   7.000%, 12/01/12                                          121,559
     409,086   5.000%, 12/01/13                                          425,381
     464,366   4.000%, 01/01/14                                          478,693
      10,010   8.000%, 07/01/14                                           11,404
   5,181,560   4.500%, 03/01/15                                        5,387,035
       7,557   7.000%, 03/01/15                                            8,150
     909,188   5.500%, 05/01/15                                          980,583
     161,180   5.500%, 06/01/17                                          174,112
      98,090   8.000%, 09/01/17                                          109,616
     933,266   5.000%, 10/01/17                                        1,001,324
     210,362   5.500%, 10/01/17                                          227,554
   1,034,678   5.000%, 11/01/17                                        1,109,220
     695,883   8.000%, 11/01/17                                          785,341
   1,693,823   5.000%, 01/01/18                                        1,817,743
   1,106,954   5.000%, 02/01/18                                        1,188,579
   4,090,238   5.000%, 03/01/18                                        4,391,093
     692,283   5.500%, 03/01/18                                          748,289
     278,635   5.500%, 04/01/18                                          301,176
     412,309   6.500%, 05/01/18                                          453,267
      46,866   6.000%, 10/01/18                                           51,161
      13,623   6.000%, 11/01/18                                           14,872
   2,767,241   5.500%, 02/01/19                                        2,990,674
     935,051   5.500%, 01/01/20                                        1,009,864
     403,974   5.500%, 05/01/20                                          436,296
     362,233   5.500%, 07/01/20                                          391,215
                                                                    ------------
                                                                      24,622,706
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.57%
       1,028   7.500%, 09/01/10                                            1,046
     923,263   6.000%, 01/01/12                                          958,908
     217,472   6.000%, 04/01/12                                          226,586
     306,627   6.000%, 05/01/12                                          319,478
     659,694   6.000%, 06/01/12                                          688,658
      20,162   7.500%, 07/01/12                                           21,400
     991,086   6.000%, 09/01/12                                        1,034,586
     107,529   5.000%, 11/01/12                                          110,956
   1,974,792   5.500%, 01/01/13                                        2,014,385
       2,462   8.000%, 01/01/13                                            2,638
     719,615   4.500%, 08/01/13                                          743,617
   5,140,114   4.500%, 09/01/13                                        5,305,946
   2,797,035   4.000%, 04/01/14                                        2,884,671

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 2009 (UNAUDITED)

PAR VALUE                                                               VALUE
---------                                                           ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -
                  (CONTINUED)
$    855,095   5.500%, 09/01/14                                     $    923,111
     467,469   5.500%, 12/01/14                                          504,652
      11,395   6.000%, 02/01/18                                           12,433
   2,148,869   5.500%, 05/01/18                                        2,325,166
     121,248   6.000%, 05/01/18                                          132,294
     831,346   5.500%, 06/01/18                                          898,861
       7,576   6.000%, 08/01/18                                            8,267
       7,450   6.000%, 09/01/18                                            8,129
     637,988   5.500%, 10/01/18                                          690,372
     850,242   5.500%, 11/01/18                                          920,087
     704,597   6.000%, 11/01/18                                          768,785
      50,180   5.500%, 12/01/18                                           54,302
   1,237,767   6.000%, 12/01/18                                        1,350,529
     992,681   6.000%, 01/01/19                                        1,083,115
      15,395   6.000%, 02/01/19                                           16,798
     350,404   6.000%, 04/01/19                                          374,175
      83,574   6.000%, 05/01/19                                           91,143
     144,393   6.000%, 10/01/23                                          156,994
     514,703   7.000%, 08/01/28                                          572,384
     944,447   7.000%, 11/01/28                                        1,052,646
      86,028   7.000%, 02/01/32                                           95,327
     338,431   5.996%, 05/01/32 (a)                                      360,217
     226,002   7.000%, 05/01/32                                          252,369
     346,176   3.748%, 09/01/32 (a)                                      360,873
     237,645   7.000%, 09/01/32                                          261,569
   2,213,270   2.799%, 07/01/33 (a)                                    2,299,346
   1,615,994   2.996%, 11/01/33 (a)                                    1,689,142
   3,061,250   3.053%, 12/01/33 (a)                                    3,177,908
   1,189,401   3.564%, 03/01/34 (a)                                    1,235,432
   1,200,799   3.630%, 04/01/34 (a)                                    1,240,729
     672,749   2.997%, 08/01/34 (a)                                      698,832
   1,177,395   3.111%, 10/01/34 (a)                                    1,235,627
   1,007,507   3.805%, 03/01/35 (a)                                    1,040,415
   3,912,737   4.682%, 04/01/35 (a)                                    4,066,093
   1,282,496   3.612%, 05/01/35 (a)                                    1,323,788
   2,505,624   3.651%, 05/01/35 (a)                                    2,572,783
   2,412,003   4.755%, 05/01/35 (a)                                    2,495,871
   1,114,716   2.697%, 06/01/35 (a)                                    1,134,136
   3,714,365   4.250%, 08/01/35 (a)                                    3,868,860
   2,661,564   4.878%, 08/01/35 (a)                                    2,735,716
   2,068,528   4.080%, 09/01/35 (a)                                    2,187,862
     755,405   2.585%, 10/01/35 (a)                                      782,710
   2,636,762   3.594%, 03/01/36 (a)                                    2,733,141
                                                                    ------------
                                                                      64,105,864
                                                                    ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.43%
         539   8.500%, 01/15/10                                              554
         543   8.500%, 03/15/10                                              558
       1,782   8.500%, 04/15/10                                            1,832
         929   8.500%, 06/15/10                                              944
       1,351   8.500%, 07/15/10                                            1,389
       4,654   8.500%, 08/15/10                                            4,785
       4,128   8.500%, 10/15/10                                            4,244
       8,139   8.500%, 11/15/10                                            8,367
       5,449   8.500%, 09/15/11                                            5,780
      22,366   8.500%, 10/15/11                                           23,724
      10,759   8.500%, 03/15/12                                           10,852
       3,784   8.500%, 07/15/12                                            3,899

PAR VALUE                                                               VALUE
---------                                                           ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
                  (CONTINUED)
$  1,221,254   3.750%, 12/20/34 (a)                                 $  1,252,200
                                                                    ------------
                                                                       1,319,128
                                                                    ------------
               TOTAL MORTGAGE-BACKED OBLIGATIONS
               (Cost $96,769,091)                                    100,839,069
                                                                    ------------
AGENCY DEBENTURES - 13.90%
               FEDERAL HOME LOAN BANK - 4.94%
   5,200,000   3.750%, 09/09/11                                        5,482,448
   9,800,000   1.750%, 12/14/12                                        9,919,178
                                                                    ------------
                                                                      15,401,626
                                                                    ------------
               FEDERAL HOME LOAN MORTGAGE CORP. - 5.20%
   5,000,000   3.500%, 05/05/11                                        5,197,930
   3,200,000   1.750%, 07/27/11                                        3,217,005
   2,700,000   1.750%, 08/22/12                                        2,741,270
   4,600,000   4.500%, 04/02/14                                        5,050,128
                                                                    ------------
                                                                      16,206,333
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.76%
   4,150,000   2.500%, 03/02/12                                        4,172,530
   7,500,000   2.150%, 05/04/12                                        7,549,170
                                                                    ------------
                                                                      11,721,700
                                                                    ------------
               TOTAL AGENCY DEBENTURES
               (Cost $42,984,354)                                     43,329,659
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 39.84%
               UNITES STATES TREASURY NOTES & BONDS - 39.84%
  64,500,000   0.750%, 11/30/11                                       64,605,845
  46,100,000   1.375%, 10/15/12                                       46,528,592
  14,000,000   0.000%, 02/15/14                                       12,978,840
      30,000   4.375%, 02/15/38                                           30,853
                                                                    ------------
                                                                     124,144,130
                                                                    ------------
               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $123,318,471)                                   124,144,130
                                                                    ------------
REPURCHASE AGREEMENT - 3.11%
   9,700,000   UBS, 0.15%, Dated 11/30/09, matures
               12/01/09, repurchase price $9,700,040,
               (collateralized by a U.S. Treasury Note with
               an interest rate of 2.63% due 06/30/14, total
               market value $9,897,416).                               9,700,000
                                                                    ------------
               TOTAL REPURCHASE AGREEMENT
               (Cost $9,700,000)                                       9,700,000
                                                                    ------------
               TOTAL INVESTMENTS - 99.68%
               (Cost $306,770,936) (d)                               310,645,078
                                                                    ------------
               NET OTHER ASSETS AND LIABILITIES - 0.32%                  998,784
                                                                    ------------
               NET ASSETS - 100.00%                                 $311,643,862
                                                                    ============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2009. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  This security has Sequential collateral.

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 2009 (UNAUDITED)

(d) Cost for U.S. federal income tax purposes is $306,770,936. As of November 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,544,796 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,670,654.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)

A. INVESTMENT VALUATION

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios' Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio's net assets as of November 30, 2009 is as follows:


                                                       MONEY MARKET PORTFOLIO
                                      ---------------------------------------------------------
                                                                       LEVEL 2        LEVEL 3
                                      TOTAL MARKET                   SIGNIFICANT    SIGNIFICANT
                                        VALUE AT        LEVEL 1      OBSERVABLE    UNOBSERVABLE
                                        11/30/09     QUOTED PRICE      INPUTS         INPUTS
                                      ------------   ------------   ------------   ------------
Certificates of Deposit               $ 10,000,000    $        --   $ 10,000,000        $--
U.S. Government Agency Securities      328,948,586             --    328,948,586         --
U.S. Treasury Obligations               17,990,380     17,990,380             --         --
Repurchase Agreements                  354,100,000             --    354,100,000         --
                                      ------------    -----------   ------------        ---
Total Investments                     $711,038,966    $17,990,380   $693,048,586        $--
                                      ============    ===========   ============        ===

                                              ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
                                      ---------------------------------------------------------
                                                                       LEVEL 2        LEVEL 3
                                      TOTAL MARKET                   SIGNIFICANT    SIGNIFICANT
                                        VALUE AT        LEVEL 1      OBSERVABLE    UNOBSERVABLE
                                        11/30/09     QUOTED PRICE      INPUTS         INPUTS
                                      ------------   ------------   ------------   ------------
Total Investments*                    $379,573,790        $--       $379,573,790        $--
                                      ============        ===       ============        ===

*    Please refer to Schedule of Investments for security type breakout.

                                                       SHORT DURATION PORTFOLIO
                                      ---------------------------------------------------------
                                                                       LEVEL 2        LEVEL 3
                                      TOTAL MARKET                   SIGNIFICANT    SIGNIFICANT
                                        VALUE AT        LEVEL 1      OBSERVABLE    UNOBSERVABLE
                                        11/30/09     QUOTED PRICE      INPUTS         INPUTS
                                      ------------   ------------   ------------   ------------
Collateralized Mortgage Obligations   $ 32,632,220   $         --   $ 32,632,220        $--
Mortgage-Backed Obligations            100,839,069             --    100,839,069         --
Agency Debentures                       43,329,659             --     43,329,659         --
U.S. Treasury Obligations              124,144,130    111,165,290     12,978,840         --
Repurchase Agreement                     9,700,000             --      9,700,000         --
                                      ------------   ------------   ------------        ---
Total Investments                     $310,645,078   $111,165,290   $199,479,788        $--
                                      ============   ============   ============        ===

For additional information regarding the Portfolios' policy for valuation of investments or other significant accounting policies, please refer to the Portfolios' most recent Semi-Annual or Annual Report.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios' regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. WHEN-ISSUED SECURITIES

Consistent with National Credit Union Association ("NCUA") rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios' records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

E. MORTGAGE DOLLAR ROLLS

The Ultra-Short Duration Government and Short Duration Portfolios may enter into mortgage "dollar rolls" in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party. The Portfolios did not enter into mortgage dollar rolls during the period ended November 30, 2009.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Credit Unions


By (Signature and Title)* /s/ Charles W. Filson
                          ----------------------------------------
                          Charles W. Filson, President
                          (principal executive officer)

Date JANUARY 26, 2010
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Charles W. Filson
                          ----------------------------------------
                          Charles W. Filson, President
                          (principal executive officer)

Date JANUARY 26, 2010
     ----------------


By (Signature and Title)* /s/ Jay Johnson
                          ----------------------------------------
                          Jay Johnson, Treasurer
                          (principal financial officer)

Date JANUARY 26, 2010
     ----------------

* Print the name and title of each signing officer under his or her signature.